Shareholders’ Deficit (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 23, 2021	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 30, 2024
Class of Stock [Line Items]
Ordinary shares, shares authorized		555,000,000	555,000,000	555,000,000
Common stock par value		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued			46,527,999	33,980,753		46,527,999
Ordinary shares, shares outstanding		46,527,999	46,527,999	33,980,753		46,527,999
Common stock voting rights		Holders of the Company’s ordinary shares are entitled to one vote for each share
Warrant exercise price per share		$ 0.01	$ 0.01
Shares issued price per share		$ 18.00	$ 18.00
Sale of stock description			In addition, if (x) the Company issues additional ordinary share or equity-linked securities in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s ordinary share during the 20 trading day period starting on the trading day after the day on which the Company completes a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price.
Warrant expire period		5 years	5 years
Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrants issues			1,500,000
Warrants outstanding		7,796,842	7,796,842	7,796,842
Public Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding		9,999,940	9,999,940	9,999,940		9,999,880
P I P E Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding		136,110	136,110
Common Class B [Member] | EF Hutton [Member]
Class of Stock [Line Items]
Number of shares issued	69,999
Common Class B [Member] | Jones Trading [Member]
Class of Stock [Line Items]
Number of shares issued	30,000
InFint Acquisition Corporation [Member]
Class of Stock [Line Items]
Preferred shares, shares authorized				5,000,000	5,000,000
Preferred shares, par value				$ 0.0001	$ 0.0001
Class A ordinary shares subject to possible redemption, shares				7,408,425	19,999,880
Warrant exercise price per share	$ 11.50			$ 0.01
Shares issued price per share				$ 18.00
Sale of stock description				In addition, if (x) the Company issues additional Class A ordinary share or equity-linked securities in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A ordinary share during the 20 trading day period starting on the trading day after the day on which the Company completes a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price.
InFint Acquisition Corporation [Member] | Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price per share	$ 1.00
Warrants issues				1,500,000
Warrants outstanding				$ 7,796,842	$ 7,796,842
Warrants outstanding	7,796,842
InFint Acquisition Corporation [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding				$ 9,999,940	$ 9,999,940
InFint Acquisition Corporation [Member] | Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized				500,000,000	500,000,000
Common stock par value				$ 0.0001	$ 0.0001
Ordinary shares, shares issued				0	0
Ordinary shares, shares outstanding				0	0
Class A ordinary shares subject to possible redemption, shares				7,408,425	19,999,880
InFint Acquisition Corporation [Member] | Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized				50,000,000	50,000,000
Common stock par value				$ 0.0001	$ 0.0001
Ordinary shares, shares issued				5,833,083	5,833,083
Ordinary shares, shares outstanding				5,833,083	5,833,083
Common stock voting rights					Holders of the Company’s Class B ordinary shares are entitled to one vote for each share.
Number of shares issued	99,999
Percentage of issued and outstanding shares				22.58%	22.58%
InFint Acquisition Corporation [Member] | Common Class B [Member] | Representative [Member]
Class of Stock [Line Items]
Number of shares issued					99,999
InFint Acquisition Corporation [Member] | Common Class B [Member] | EF Hutton [Member]
Class of Stock [Line Items]
Number of shares issued				69,999	69,999
InFint Acquisition Corporation [Member] | Common Class B [Member] | Jones Trading [Member]
Class of Stock [Line Items]
Number of shares issued				30,000	30,000
InFint Acquisition Corporation [Member] | Common Class B [Member] | Sponsor [Member]
Class of Stock [Line Items]
Number of shares issued					5,733,084